Tax	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Tax	10 Tax
(a) Tax expense

	2025	2024	2023
	$m	$m	$m
Current tax
UK corporation tax on profit for the year	17.0	40.2	38.9
Foreign corporation tax on profit for the year	83.6	43.1	23.1
Total UK and Foreign corporation tax	100.6	83.3	62.0

Adjustment in respect of prior years:
UK corporation tax	(0.5)	0.2	0.9
Foreign corporation tax	4.4	(0.1)	1.0
Total adjustments in respect of prior years	3.9	0.1	1.9
	104.5	83.4	63.9
Deferred tax
Origination and reversal of temporary differences	0.4	(5.3)	(9.3)
Adjustment in respect of prior years – other	(1.2)	(0.3)	0.6
	(0.8)	(5.6)	(8.7)
Tax expense for the year	103.7	77.8	55.2

Deferred tax charge relating to items recognized in OCI
Items that may be reclassified subsequently to profit and loss	10.2	(7.9)	0.3
Items that will not be recycled to profit and loss	(0.3)	(3.1)	(1.4)
	9.9	(11.0)	(1.1)
Current tax expense relating to items recognized in Equity	(8.8)	(0.9)	—
Deferred tax expense relating to items recognized in Equity	5.6	(12.8)	(2.4)
(b) Reconciliation between tax expense and profit before tax
The Group’s reconciliation between the tax expense and profit before tax is based on its domestic
UK tax rate. The tax assessed for the year is higher (2024: higher; 2023: higher) than the standard rate of corporation tax in the UK of 25% (2024: 25%; 2023: 23.5%). This is primarily driven by non-deductible acquisition expenses incurred during the year, offset by profits arising in overseas jurisdictions with lower statutory tax rates and deductions taken in respect of the Group's AT1 securities issuance. Under IAS12, whilst the coupon on the AT1 is accounted for in equity, the related tax relief is recognized in the Income
Statement which generates a tax reconciling item.
The Group’s future tax expense will be sensitive to the geographic mix of profits earned, the tax rates in force and changes to the tax rules in the jurisdictions in which the Group operates.
10      Tax continued

	2025	2024	2023
	$m	$m	$m
Profit before tax from continuing operations	411.6	295.8	196.5

Expected tax expense based on the standard rate of corporation tax in the UK of 25% (2024: 25%; 2023: 23.5%)	102.9	73.9	46.2
Explained by:
Effect of overseas tax rates	(3.1)	2.2	0.7
Income not subject to tax	(0.4)	(0.5)	(0.7)
Expenses not deductible for tax purposes	6.4	6.4	4.7
Non-deductible goodwill adjustments	(1.5)	—	2.5
Movements in deferred tax not recognized	0.1	(0.7)	2.9
Deductible payments on AT1 securities	(3.3)	(3.3)	(3.1)
Tax rate change	(0.1)	—	(0.5)
Prior year adjustments	2.7	(0.2)	2.5
Tax expense for the year	103.7	77.8	55.2
(c) Impact of Pillar II model rules on the group
In December 2021, the OECD released the Pillar Two model rules, also referred to as the ‘Global
Anti-Base Erosion’ or ‘GLOBE’ rules. Several jurisdictions in which the Group operates have adopted the
OECD rules including the UK and France who have both transposed the rules into their respective tax legislation effective for years beginning on or after 31 December 2023. The Group is expected to meet the criteria to be subject to these rules. The Group currently has trading operations in the following low tax jurisdictions with an IAS 12 Effective Tax Rate ('ETR') below 15%: Ireland and the UAE. Ireland and the
UAE are both subject to tax at a headline rate of less than 15% and as such we will be required to make a top-up payment in both jurisdictions to bring the effective tax rate up to 15%. The impact of these is set out below:

	2025	2024
	$m	$m
Ireland	0.2	0.1
United Arab Emirates	1.4	0.7
Total current tax expense related to Pillar II	1.6	0.8
The Group has adopted the International Tax Reform – Pillar Two Model rules amendments to IAS
12, which were issued on 23 May 2023, and has applied the exception set out in paragraph 4A in respect of recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
(d) Deferred tax

2025	At 1 January	Credited/ (expensed) to the income statement	Recognized on acquisition	Credited to other comprehensive income & equity	At 31 December
	$m	$m	$m	$m	$m
Acquired Intangibles	(4.9)	1.2	(9.9)	—	(13.6)
Compensation	1.7	—	0.7	—	2.4
Depreciation in excess of capital allowances	(2.6)	(0.2)	(0.4)	—	(3.2)
Lease accounting	2.2	(0.8)	(1.1)	—	0.3
Other short-term timing differences	3.8	(0.9)	(0.2)	—	2.7
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL	11.6	(0.2)	—	(9.9)	1.5
Share-based payments	30.4	1.7	—	(5.6)	26.5
	42.2	0.8	(10.9)	(15.5)	16.6

2024	At 1 January	Credited/ (expensed) to the income statement	Recognized on acquisition	Credited to other comprehensive income & equity	At 31 December
	$m	$m	$m	$m	$m
Acquired Intangibles	(1.1)	1.1	(4.9)	—	(4.9)
Compensation	0.1	1.6	—	—	1.7
Depreciation in excess of capital allowances	(1.8)	(0.8)	—	—	(2.6)
Lease accounting	1.8	0.4	—	—	2.2
Other short-term timing differences	6.2	(2.4)	—	—	3.8
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL	0.7	(0.1)	—	11.0	11.6
Share-based payments	11.8	5.8	—	12.8	30.4
	17.7	5.6	(4.9)	23.8	42.2

	2025	2024
	$m	$m
Deferred tax asset	30.6	46.7
Deferred tax liability	(14.0)	(4.5)
31 December	16.6	42.2
10      Tax continued
Business Combinations
The recognition of Marex’s deferred tax assets is dependent on the availability of sufficient taxable profits when the timing differences reverse. The acquisitions of Aarna Capital Limited, Darton Group
Limited, Edgemere Terminals Limited, Agrinvest Commodities, Hamilton Court Group and  Winterflood
Securities (2025) in addition to Pinnacle Fuel LLC, Dropet and ILS Brokers Limited (2024) have not changed the probability of the availability of sufficient future taxable profits and therefore the probability of realising any pre-acquisition deferred tax assets has not changed. As such, no additional disclosure is made.
Offset
Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to do
so. Deferred tax balances have been measured using the tax rates that are expected to apply when the asset is realized or the liability is settled based upon the tax rates that have been enacted or substantially enacted by the balance sheet date.
Unrecognized deferred tax assets
The Group has unrecognized deferred tax assets in respect of the following:
•Tax losses of $47.8m (2024: $34.3m) relate to losses with no expiry date. The increase in these unrecognized losses compared to the prior period is primarily driven by tax losses incurred during the year in Australia, New Zealand and France. These assets are not recognized on the basis of insufficient evidence concerning profits being available against which deferred tax assets could be utilised.